Interest Expense (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Apr. 30, 2026	Mar. 31, 2024	Feb. 28, 2023
Debt Instrument [Line Items]
Loss on debt extinguishment	$ 176,300,000	$ 0	$ 176,300,000	$ 0
Debt interest expense	(57,000,000.0)	(53,000,000.0)	(115,200,000)	(106,900,000)
Amortization of deferred finance charges	(2,400,000)	(3,200,000)	(6,400,000)	(6,400,000)
Amortization of debt discount	(1,100,000)	(1,700,000)	(2,800,000)	(3,400,000)
Amortization of debt premium	400,000	700,000	1,100,000	1,400,000
Total	(236,400,000)	$ (57,200,000)	(299,600,000)	$ (115,300,000)
Senior Secured Notes due in 2028 and 2030
Debt Instrument [Line Items]
Loss on debt extinguishment	142,000,000.0		142,000,000.0
Convertible Bonds due 2028
Debt Instrument [Line Items]
Loss on debt extinguishment			34,000,000.0
Repurchased amount	195,200,000		195,200,000		$ 195,200,000	$ 10,600,000
Convertible bonds issuance	$ 250,000,000		250,000,000				$ 250,000,000.0
Super Senior Revolving Credit Facility
Debt Instrument [Line Items]
Loss on debt extinguishment			300,000
Line of credit facility, borrowing capacity, canceled			$ 34,000,000.0